JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.0%
Australia — 6.2%
Aurizon Holdings Ltd.	1,603	4,548
Australia & New Zealand Banking Group Ltd.	1,007	20,505
BHP Group Ltd.	1,111	43,624
Commonwealth Bank of Australia	268	19,617
CSL Ltd.	138	29,477
Dexus, REIT	1,847	13,955
Endeavour Group Ltd. *	236	1,149
Goodman Group, REIT	1,822	30,306
GPT Group (The), REIT	2,001	6,861
Macquarie Group Ltd.	48	5,558
National Australia Bank Ltd.	541	10,315
Newcrest Mining Ltd.	226	4,361
Rio Tinto Ltd.	500	48,985
Rio Tinto plc	252	21,382
Wesfarmers Ltd.	286	12,891
Westpac Banking Corp.	1,530	27,476
Woolworths Group Ltd.	236	6,757

		307,767

Austria — 0.6%
Erste Group Bank AG	736	28,536

Belgium — 0.5%
Anheuser-Busch InBev SA	74	4,643
KBC Group NV	270	21,723

		26,366

China — 0.6%
BOC Hong Kong Holdings Ltd.	3,049	9,791
Prosus NV *	231	20,644

		30,435

Denmark — 3.1%
Carlsberg A/S, Class B	186	34,425
Novo Nordisk A/S, Class B	938	86,799
Orsted A/S (a)	198	29,405

		150,629

Finland — 0.3%
Kone OYJ, Class B	121	10,011
Nokia OYJ *	793	4,872

		14,883

France — 11.2%
Air Liquide SA	236	41,110
Airbus SE *	122	16,796
Alstom SA * (b)	399	16,546
AXA SA	526	13,612
BNP Paribas SA	752	45,867
Capgemini SE	220	47,565
Kering SA	33	29,471
L’Oreal SA	140	64,229
LVMH Moet Hennessy Louis Vuitton SE	110	87,880
Pernod Ricard SA	32	7,165
Safran SA	184	24,033
Sanofi	262	27,001
Societe Generale SA	471	13,782
Thales SA	86	9,056
TotalEnergies SE	904	39,404
Veolia Environnement SA	1,261	41,359
Vinci SA	251	26,570

		551,446

Germany — 9.4%
adidas AG	117	42,619
Allianz SE (Registered)	191	47,468
BASF SE	133	10,428
Bayer AG (Registered)	255	15,173
Brenntag SE	121	12,101
Daimler AG (Registered)	117	10,436
Deutsche Boerse AG	27	4,485
Deutsche Post AG (Registered)	629	42,631
Deutsche Telekom AG (Registered)	2,017	41,852
Infineon Technologies AG (b)	1,030	39,371
Merck KGaA	77	15,677
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	97	26,242
RWE AG	643	22,876
SAP SE	343	49,290
Siemens AG (Registered)	212	33,078
Volkswagen AG (Preference)	149	36,387
Vonovia SE	245	16,286

		466,400

Hong Kong — 2.2%
AIA Group Ltd.	4,381	52,420
CK Asset Holdings Ltd.	1,001	6,808
CLP Holdings Ltd.	523	5,388
Hong Kong Exchanges & Clearing Ltd.	473	30,248
Link, REIT	530	5,064
Sun Hung Kai Properties Ltd.	392	5,600
Techtronic Industries Co. Ltd.	295	5,252

		110,780

Ireland — 0.8%
CRH plc	494	24,687
Kingspan Group plc	119	12,967
Kingspan Group plc	35	3,756

		41,410

Italy — 1.1%
Enel SpA (b)	1,799	16,580
FinecoBank Banca Fineco SpA * (b)	1,625	29,103
Snam SpA	1,449	8,765

		54,448

Japan — 24.1%
Advantest Corp.	47	4,167
AGC, Inc.	169	7,214
Amada Co. Ltd.	980	10,077
Asahi Group Holdings Ltd.	618	27,798
Asahi Kasei Corp.	1,899	20,703
Bridgestone Corp.	372	16,375
Central Japan Railway Co.	128	18,547
Daiichi Sankyo Co. Ltd.	194	3,832
Daikin Industries Ltd.	127	26,497
Daiwa House Industry Co. Ltd.	390	11,957
Denso Corp.	123	8,464
Dentsu Group, Inc.	431	14,986
ENEOS Holdings, Inc.	844	3,547
Fast Retailing Co. Ltd.	9	6,104
Hitachi Ltd.	847	48,690
Honda Motor Co. Ltd.	342	10,971

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Hoya Corp.	271	38,299
Isuzu Motors Ltd.	1,248	16,644
ITOCHU Corp.	669	19,787
Japan Airlines Co. Ltd. *	466	9,723
Kao Corp.	385	23,199
Keyence Corp.	91	50,632
Konami Holdings Corp.	301	16,682
Kubota Corp.	846	17,693
Kyowa Kirin Co. Ltd.	511	16,617
Mitsubishi Corp.	1,220	34,225
Mitsubishi Electric Corp.	616	8,353
Mitsubishi UFJ Financial Group, Inc.	1,753	9,263
Mitsui Fudosan Co. Ltd.	682	15,948
Murata Manufacturing Co. Ltd.	330	27,394
Nabtesco Corp.	300	11,363
Nidec Corp.	138	15,433
Nintendo Co. Ltd.	62	31,669
Nippon Express Co. Ltd.	212	15,479
Nippon Steel Corp.	643	11,156
Nippon Telegraph & Telephone Corp.	1,148	29,393
Nitori Holdings Co. Ltd.	105	19,958
Nomura Research Institute Ltd.	479	15,421
Ono Pharmaceutical Co. Ltd.	574	13,099
ORIX Corp.	1,023	17,896
Otsuka Corp.	424	22,036
Otsuka Holdings Co. Ltd.	114	4,535
Rakuten Group, Inc.	592	6,518
Recruit Holdings Co. Ltd.	604	31,285
Renesas Electronics Corp. *	340	3,688
Rohm Co. Ltd.	127	12,351
Ryohin Keikaku Co. Ltd.	600	12,174
Seven & i Holdings Co. Ltd.	366	16,309
Shimadzu Corp.	289	11,639
Shin-Etsu Chemical Co. Ltd.	171	27,928
SMC Corp.	8	4,459
SoftBank Group Corp.	254	15,948
Sony Group Corp.	454	47,429
Square Enix Holdings Co. Ltd.	59	3,051
Sumitomo Electric Industries Ltd.	1,123	15,947
Sumitomo Metal Mining Co. Ltd.	518	20,973
Sumitomo Mitsui Financial Group, Inc.	919	30,975
Suzuki Motor Corp.	278	11,311
T&D Holdings, Inc.	988	12,646
Takeda Pharmaceutical Co. Ltd.	419	13,960
Tokio Marine Holdings, Inc.	593	28,268
Tokyo Electron Ltd.	71	29,447
Tokyo Gas Co. Ltd.	224	4,236
Toyota Motor Corp.	811	72,814
West Japan Railway Co.	66	3,581
Yamato Holdings Co. Ltd.	146	4,199

		1,192,962

Luxembourg — 0.2%
ArcelorMittal SA	227	7,928

Malta — 0.0% (c)
BGP Holdings plc * ‡	449	—	(d)

Netherlands — 7.3%
Adyen NV * (a)	5	13,940
Akzo Nobel NV	314	38,833
ASML Holding NV	180	137,210
Heineken NV	37	4,321
ING Groep NV	2,186	28,051
Koninklijke Ahold Delhaize NV	484	15,060
Koninklijke DSM NV	78	15,662
Koninklijke KPN NV	6,503	21,338
Koninklijke Philips NV	161	7,434
NN Group NV	516	25,664
Royal Dutch Shell plc, Class A	1,227	24,655
Royal Dutch Shell plc, Class B	528	10,437
Wolters Kluwer NV	148	16,872

		359,477

Norway — 0.1%
Telenor ASA	277	4,803

Singapore — 1.0%
DBS Group Holdings Ltd.	1,327	29,686
Oversea-Chinese Banking Corp. Ltd.	1,598	14,457
United Overseas Bank Ltd.	222	4,294

		48,437

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	2,863	18,325
Banco Santander SA	3,467	12,702
Endesa SA (b)	619	15,048
Iberdrola SA	4,216	50,739
Industria de Diseno Textil SA	837	28,388

		125,202

Sweden — 2.7%
Atlas Copco AB, Class A	479	32,438
Lundin Energy AB	465	14,508
SKF AB, Class B	970	25,821
Svenska Handelsbanken AB, Class A	2,850	32,120
Volvo AB, Class B	1,106	26,090

		130,977

Switzerland — 10.8%
Adecco Group AG (Registered)	101	6,064
Cie Financiere Richemont SA (Registered)	84	10,770
Credit Suisse Group AG (Registered)	623	6,258
Givaudan SA (Registered)	6	29,493
Holcim Ltd. *	389	22,818
Lonza Group AG (Registered)	60	46,706
Nestle SA (Registered)	1,055	133,591
Novartis AG (Registered)	955	88,335
Roche Holding AG	294	113,431
SGS SA (Registered)	8	25,615
UBS Group AG (Registered)	1,019	16,793
Zurich Insurance Group AG	83	33,315

		533,189

United Kingdom — 10.9%
3i Group plc	2,203	39,146
AstraZeneca plc	373	42,845
Berkeley Group Holdings plc	231	15,531
BP plc	11,203	44,970
British American Tobacco plc	595	22,132
CK Hutchison Holdings Ltd.	790	5,773
DCC plc	117	9,761
Diageo plc	1,143	56,697
GlaxoSmithKline plc	800	15,787
HSBC Holdings plc	3,641	20,100

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United Kingdom — continued
InterContinental Hotels Group plc *	365	24,119
Intertek Group plc	89	6,393
Lloyds Banking Group plc	51,669	32,669
London Stock Exchange Group plc	39	4,113
M&G plc	1,052	3,295
Persimmon plc	192	7,757
Prudential plc	1,154	21,674
Reckitt Benckiser Group plc	434	33,204
RELX plc	1,273	37,415
Standard Chartered plc	2,833	16,985
Taylor Wimpey plc	5,160	11,796
Tesco plc	6,673	21,604
Unilever plc	776	44,700

		538,466

United States — 2.4%
Ferguson plc	230	32,257
Schneider Electric SE	349	58,529
Stellantis NV	835	16,015
Swiss Re AG	129	11,736

		118,537

TOTAL COMMON STOCKS (Cost $3,551,383)		4,843,078

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (e) (f) (Cost $146,096)	146,023	146,096

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (e) (f)	37,347	37,348
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (e) (f)	5,314	5,314

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $42,662)		42,662

TOTAL SHORT-TERM INVESTMENTS (Cost $188,758)		188,758

Total Investments — 101.8% (Cost $3,740,141)		5,031,836
Liabilities in Excess of Other Assets — (1.8)%		(90,321)

Net Assets — 100.0%		4,941,515

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.5%
Pharmaceuticals	9.1
Insurance	5.4
Semiconductors & Semiconductor Equipment	4.5
Chemicals	3.7
Automobiles	3.5
Textiles, Apparel & Luxury Goods	3.4
Machinery	3.2
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	2.7
Beverages	2.7
Food Products	2.7
Personal Products	2.6
Professional Services	2.5
Electric Utilities	2.3
Capital Markets	2.1
IT Services	2.0
Trading Companies & Distributors	2.0
Diversified Telecommunication Services	1.9
Industrial Conglomerates	1.9
Electronic Equipment, Instruments & Components	1.8
Household Durables	1.6
Electrical Equipment	1.6
Multi-Utilities	1.3
Food & Staples Retailing	1.2
Real Estate Management & Development	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Specialty Retail	1.1
Entertainment	1.0
Building Products	1.0
Aerospace & Defense	1.0
Software	1.0
Others (each less than 1.0%)	10.5
Short-Term Investments	3.8

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $39,859.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	306	09/2021	EUR	14,836	(178)
FTSE 100 Index	50	09/2021	GBP	4,836	(91)
SPI 200 Index	733	09/2021	AUD	98,599	747

					478

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SPI	Australian Securities Exchange

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$1,149	$306,618	$—		$307,767
Austria	—	28,536	—		28,536
Belgium	—	26,366	—		26,366
China	—	30,435	—		30,435
Denmark	—	150,629	—		150,629
Finland	—	14,883	—		14,883
France	—	551,446	—		551,446
Germany	—	466,400	—		466,400
Hong Kong	—	110,780	—		110,780
Ireland	—	41,410	—		41,410
Italy	—	54,448	—		54,448
Japan	—	1,192,962	—		1,192,962
Luxembourg	—	7,928	—		7,928
Malta	—	—	—	(a)	—	(a)
Netherlands	—	359,477	—		359,477
Norway	—	4,803	—		4,803
Singapore	—	48,437	—		48,437
Spain	—	125,202	—		125,202
Sweden	—	130,977	—		130,977
Switzerland	—	533,189	—		533,189
United Kingdom	44,700	493,766	—		538,466
United States	—	118,537	—		118,537

Total Common Stocks	45,849	4,797,229	—	(a)	4,843,078

Short-Term Investments
Investment Companies	146,096	—	—		146,096
Investment of Cash Collateral from Securities Loaned	42,662	—	—		42,662

Total Short-Term Investments	188,758	—	—		188,758

Total Investments in Securities	$234,607	$4,797,229	—	(a)	$5,031,836

Appreciation in Other Financial Instruments
Futures Contracts	$747	$—	$—		$747
Depreciation in Other Financial Instruments
Futures Contracts	(269)	—	—		(269)

Total Net Appreciation/Depreciation in Other Financial Instruments	$478	$—	$—		$478

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$160,896	$1,217,957	$1,232,728	$51	$(80)	$146,096	146,023	$67	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	77,355	643,000	682,998	(11)	2	37,348	37,347	40	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	10,220	327,648	332,554	—	—	5,314	5,314	2	—

Total	$248,471	$2,188,605	$2,248,280	$40	$(78)	$188,758		$109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.